Term Borrowings (Schedule Of Annual Principal Repayment Requirements) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Long Term Debt [Abstract]
2015	$ 804,000
2016	250,000
2017	0
2018	7,301
2019	400,000
2020 and after	$ 392,058